LOANS AND BORROWINGS - Supplemental information with respect to long term bank loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 2,146,000,000	¥ 1,491,000,000
Interest rate	3.86%	2.52%
Default of principal, interest or redemption terms of loans and borrowings	¥ 0
Weighted average [member]
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 1,819,000,000	¥ 1,396,000,000
Interest rate	3.19%	2.13%
Maximum [member]
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 2,146,000,000	¥ 1,491,000,000